Income taxes - Schedule of reconciliation of effective income tax rate (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (3,536,778)	$ (10,569,732)	$ (9,315,372)	$ (1,147,280)
Expected statutory tax rate	26.50%	26.50%	26.50%	26.50%
Expected tax recovery resulting from loss	$ (937,246)	$ (2,800,979)	$ (2,468,574)	$ (304,029)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses	275,273	563,842	654,956	28,115
Foreign operations subject to different tax rates	0	5,329	3,593
Unrecognized temporary differences	661,973	2,182,366	1,826,279	275,914
Prior year differences	0	0	(16,254)
Total tax expense (recovery)	$ 0	$ (49,442)	$ 0	$ 0